Derivative Liabilities - Summary of Issued and Outstanding Warrants (Detail)	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding	21,118,420
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding	12,218,420
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding	8,900,000